ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 28, 2026
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008. The Company, its subsidiaries, the consolidated variable interest entities (the “VIEs”) and their subsidiaries and schools are collectively referred to as the “Group”.

The Group was previously engaged in the provision of high quality after-school tutoring programs (“AST”) for primary and secondary school students in the People’s Republic of China (the “PRC” or “China”). In response to developments in market and regulatory environments, the Group ceased offering the after-school tutoring services on academic subjects to students from kindergarten through grade nine in Chinese mainland as of December 31, 2021, and has realigned to focus on enrichment learning services and learning content solutions in the PRC.

As of February 28, 2026, details of the Company’s major subsidiaries, the VIEs and their subsidiaries and schools are as follows:

		Place of
		incorporation (or	Percentage
	Date of	establishment)	of legal	Principal	Nature of
Name	incorporation	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales and consulting services	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and network development, sales, and consulting services	Subsidiary
Pengxin TAL Industrial Investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Shenzhen Xingtong Technology Co., Ltd. (“Shenzhen Xingtong”)	March 10, 2022	Shenzhen	100%	Learning device development and sales	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and educational consulting services	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Beijing”)	June 23, 2015	Beijing	N/A*	Technology development and educational consulting services	VIE
Xinxin Xiangrong Culture Development (Shenzhen) Co., Ltd. ( “Xinxin Shenzhen”)	August 30, 2022	Shenzhen	N/A*	Technology development and educational consulting services	VIE
TAL Education Technology (Jiangsu) Co., Ltd. (“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting services	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd. (“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting services	VIE’s subsidiaries and schools
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

The VIE arrangements

PRC laws and regulations restrict and impose conditions on foreign investment in the education business and value-added telecommunication services in China. Accordingly, the Group operates substantial majority of the education business in China through the consolidated VIEs, their subsidiaries and schools.

To provide the Company the power to control and the ability to receive the expected residual returns of the VIEs and their subsidiaries and schools, the Company’s wholly owned subsidiary, TAL Beijing, entered into a series of contractual arrangements with Xueersi Education, Xueersi Network, Xinxin Beijing and Xinxin Shenzhen (collectively, “the VIEs”) and their respective equity holders.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

The VIEs and their subsidiaries and schools hold various licenses upon which the Group’s business depends. A substantial majority of the Group’s employees who provide the Group’s services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial portion of the properties upon which the Group’s services are delivered. The net revenues from the VIEs and their subsidiaries and schools accounted for 78.6% of the Group’s total net revenues for the year ended February 28, 2026.

Through the contractual arrangements below, TAL Beijing has (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools. It is therefore considered the primary beneficiaries of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group’s financial statements.

Exclusive Business Service Agreements: Pursuant to the Exclusive Business Cooperation Agreements entered into by and among TAL Beijing, the VIEs and their respective equity holders, TAL Beijing or its designated affiliates have the exclusive right to provide each of the VIEs and their subsidiaries and schools (if any) comprehensive intellectual property licensing and various technical and business support services. The agreements are effective within the operation term of TAL Beijing, its subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties or a prior written notice from TAL Beijing.

The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing owns the exclusive intellectual property rights created as a result of the performance of these agreements. As consideration for these services, TAL Beijing or its designated affiliates are entitled to charge the VIEs and their subsidiaries and schools for the service fees regularly, and adjust the service fee rates from time to time at their discretion.

Call Option Agreements: Pursuant to separate call option agreements entered into by and among TAL Beijing, the VIEs and their respective equity holders, the respective equity holders of the VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from the respective equity holders of the VIEs, to the extent permitted under PRC law, part or all of the equity interests or the assets in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law under the circumstances where TAL Beijing or its designated party is permitted under PRC laws and regulations to own all or part of the equity interests or the assets of the VIEs’ or where TAL Beijing otherwise deems it necessary or appropriate to exercise the option. Under each of these agreements, TAL Beijing has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. These agreements become effective on the date of execution and terminate when all of the obligations and rights under such agreements are completely performed or upon a prior written notice from TAL Beijing.

Equity Pledge Agreements: Pursuant to separate equity pledge agreements by and among TAL Beijing, the VIEs and their respective equity holders, the respective equity holders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee the VIEs’ performance of their obligations under the exclusive business service agreements with TAL Beijing. The respective equity holders of the VIEs agree that, without the prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest. These agreements are effective on the date of execution and terminate when all the secured rights under the relevant agreements, as the case may be, are completely fulfilled or terminated in accordance thereof.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

Letter of Undertaking or Entrustment Agreements: All of the respective equity holders of the VIEs have executed a letter of undertaking or an entrustment agreement to covenant with and undertake to TAL Beijing that, if, as the respective equity holders of the VIEs, such equity holders receive any dividends, interests, other distributions or remnant assets upon liquidation from the VIEs, such equity holders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore.

Power of Attorney: Each of the respective equity holders of the VIEs has executed an irrevocable power of attorney, appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring equity holders’ approval under PRC laws and regulations and the articles of association of the VIEs. These agreements remain effective during the entire period during which they are the equity holders of the VIEs.

The articles of association of each of the VIEs state that the major rights of the equity holders in an equity holders’ meeting include the power to approve the operating strategy and investment plan, elect the executive directors and approve their compensation and review and approve the annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement, TAL Beijing has the ability to exercise effective control over each of the VIEs respectively through the equity holders’ votes and, through such votes, to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of each of the VIEs that most significantly impact their economic performance.

Spousal Consent Letter: The spouse of each individual equity holder (as applicable) of the VIEs has entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the call option agreement described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

Deed of Undertaking: The Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the Deed, Mr. Bangxin Zhang has irrevocably covenanted and undertaken to the Company that:

●	As long as Mr. Bangxin Zhang owns shares in the Company, whether legally or beneficially, and directly or indirectly (including shares held through Mr. Bangxin Zhang’s personal holding company, Bright Unison Limited or any other company, trust, nominee or agent, if any), representing more than 50% of the aggregate voting power of the then total issued and outstanding shares of the Company;
●	Mr. Bangxin Zhang will not, directly or indirectly, (i) requisition or call any meeting of shareholders for the purpose of removing or replacing any of existing directors or appointing any new director, or (ii) propose any resolution at any of shareholders meetings to remove or replace any of existing directors or appoint any new director; and should any meeting of shareholders be called by the board of directors or requisitioned or called by shareholders for the purpose of removing or replacing any of the directors or appointing any new director, or if any resolution is proposed at any of shareholder meetings to remove or replace any of the directors or appoint any new director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise shall be equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote; and
●	Mr. Bangxin Zhang will not cast any votes he has as a director or shareholder (if applicable) on any resolutions or matters concerning enforcing, amending or otherwise relating to the Deed being considered or voted upon by the board of directors or shareholders, as the case may be.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

Risks in relation to the VIE structure

The Company believes that TAL Beijing’s contractual arrangements with the VIEs and their respective subsidiaries, schools and equity holders are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	limit the Group’s business expansions in China by way of entering into contractual arrangements;
●	restrict the Group’s right to collect revenues;
●	impose fines;
●	confiscate any of the Group’s income that is deemed to be obtained through illegal operations;
●	block the Group’s websites or mobile apps;
●	require the Group to restructure the operations in such ways as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or permits, or relocate its businesses, staff and assets;
●	restrict or prohibit the Group’s use of the proceeds from overseas offering to finance its PRC subsidiaries’ or the VIEs’ or their subsidiaries’ business and operations;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be detrimental to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and their subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and their subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

Some of the legal owners of the VIEs are shareholders, directors and officers of TAL Education Group. The interests of the legal owners of the VIEs as beneficial owners of the VIEs may differ from the interests of the Group as a whole, since these parties’ respective equity interests in the VIEs may conflict with their respective equity interests in the Group. When conflicts of interest arise, it is possible that any or all of these equity holders of the VIEs may not act in the best interests of the Group, and such conflicts may not be resolved in the Group’s favor. In addition, these equity holders of the VIEs may breach, or cause the VIEs and their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and the VIEs and their subsidiaries and schools. Other than the aforementioned Deed the Group entered with Mr. Bangxin Zhang, the Group currently does not have any arrangements to address potential conflicts of interest between these equity holders of the VIEs and the Company. The equity holders of the VIEs may encounter potential conflicts of interest in their capacity as direct or indirect nominee equity holders of the VIEs, on the one hand, and as beneficial owners of the Group (and, as applicable, director and / or officers of the Group), on the other hand. To a large extent, the Group relies on the legal owners of the VIEs to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the Group that requires them to act in good faith and in the best interests of the Group and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and these equity holders of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to uncertainty as to the outcome of any such legal proceedings.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements

The following selected consolidated financial statement balances and amounts of the VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions amongst the Company, its subsidiaries, the VIEs and their subsidiaries and schools in the Group.

	As of February 28,	As of February 28,
	2025	2026
Cash and cash equivalents	$513,971	$390,414
Other current assets	343,250	450,203
Total current assets	857,221	840,617

Property and equipment, net	404,331	429,783
Other non-current assets	596,552	885,128
Total assets	1,858,104	2,155,528

Deferred revenue, current	531,655	686,406
Other current liabilities	629,886	705,322
Total current liabilities	1,161,541	1,391,728

Total non-current liabilities	193,381	273,756
Total liabilities	$1,354,922	$1,665,484

For the years ended February 29, 2024, February 28, 2025 and 2026, for all of the VIEs and their subsidiaries and schools, excluding inter-company transactions:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Net revenues	$1,230,855	$1,834,109	$2,365,642
Net income	$257,674	$395,184	$766,977

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Net cash provided by operating activities	$480,165	$662,600	$878,363
Net cash used in investing activities	$(137,073)	$(87,476)	$(135,107)
Net cash used in financing activities	$—	$(273)	$—

As of February 29, 2024, February 28, 2025 and 2026, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing or its designated affiliates related to the service fees was $536,956, $712,692 and $141,943, respectively, and was eliminated upon consolidation. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital and statutory reserve, to the Company in the form of loans and advances or cash dividends. Please see Note 20 for disclosure of restricted net assets.